Intangible assets - Significant intangible assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Acerta Pharma
Disclosure of intangible assets materials
Intangible assets material to entity	$ 4,335
Remaining amortisation period of intangible assets material to entity	9 years
ZS Pharma
Disclosure of intangible assets materials
Intangible assets material to entity	$ 1,838
Remaining amortisation period of intangible assets material to entity	8 years
Pearl Therapeutics
Disclosure of intangible assets materials
Intangible assets material to entity	$ 412
Pearl Therapeutics | Minimum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	5 years
Pearl Therapeutics | Maximum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	6 years
C5 franchise (Soliris/Ultomiris) | Alexion Pharmaceuticals, Inc.
Disclosure of intangible assets materials
Intangible assets material to entity	$ 14,356
C5 franchise (Soliris/Ultomiris) | Alexion Pharmaceuticals, Inc. | Minimum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	4 years
C5 franchise (Soliris/Ultomiris) | Alexion Pharmaceuticals, Inc. | Maximum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	12 years
Strensiq, Kanuma and Andexxa | Alexion Pharmaceuticals, Inc.
Disclosure of intangible assets materials
Intangible assets material to entity	$ 4,147
Strensiq, Kanuma and Andexxa | Alexion Pharmaceuticals, Inc. | Minimum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	9 years
Strensiq, Kanuma and Andexxa | Alexion Pharmaceuticals, Inc. | Maximum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	15 years
Products in development | Alexion Pharmaceuticals, Inc.
Disclosure of intangible assets materials
Intangible assets material to entity	$ 2,489
RSV franchise | MedImmune
Disclosure of intangible assets materials
Intangible assets material to entity	$ 305
Remaining amortisation period of intangible assets material to entity	2 years
Airsupra
Disclosure of intangible assets materials
Intangible assets material to entity	$ 524
Remaining amortisation period of intangible assets material to entity	11 years
MSD
Disclosure of intangible assets materials
Intangible assets material to entity	$ 472
MSD | Minimum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	3 years
MSD | Maximum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	6 years
Daiichi Sankyo | Other intangibles
Disclosure of intangible assets materials
Intangible assets material to entity	$ 989
Daiichi Sankyo | Enhertu
Disclosure of intangible assets materials
Intangible assets material to entity	$ 2,831
Remaining amortisation period of intangible assets material to entity	10 years
Cincor Pharma Inc | Baxdrostat
Disclosure of intangible assets materials
Intangible assets material to entity	$ 780
BMS's share of Global Diabetes Alliance | Farxiga/Forxiga
Disclosure of intangible assets materials
Intangible assets material to entity	$ 426
Remaining amortisation period of intangible assets material to entity	3 years
Innate Pharma S.A. | Monalizumab
Disclosure of intangible assets materials
Intangible assets material to entity	$ 370
Pfizer | Rare disease portfolio assets
Disclosure of intangible assets materials
Intangible assets material to entity	$ 300